Assets and liabilities held for sale (Tables)	12 Months Ended
Dec. 31, 2021
Assets and liabilities held for sale
Schedule of assets and liabilities held for sale

Assets held for sale	HMS Assets	Elevate, Takoma	GR Entities	Eureka	Total
Total assets held for sale at December 31, 2019	$—	$—	$—	$—	$—
Transferred in	30,397	2,274	25,833	—	58,504
Total assets held for sale at December 31, 2020	30,397	2,274	25,833	—	58,504
Transferred in/(out)	(30,397)	(2,274)	51,518	3,232	22,079
Total assets held for sale at December 31, 2021	$—	$—	$77,351	$3,232	$80,583

Liabilities associated with assets held for sale	HMS Assets	Elevate, Takoma	GR Entities	Eureka	Total
Total liabilities associated with assets held for sale at December 31, 2019	$—	$—	$—	$—	$—
Transferred in	3,145	797	3,239	—	7,181
Total liabilities associated with assets held for sale at December 31, 2020	3,145	797	3,239	—	7,181
Transferred in/(out)	(3,145)	(797)	15,229	4	11,291
Total liabilities associated with assets held for sale at December 31, 2021	$—	$—	$18,468	$4	$18,472